Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Ozon Holdings PLC
Entity Central Index Key	0001822829
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	203,729,958
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	CY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	OZON
Security Exchange Name	NASDAQ
Ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true